Investments - Summary of Loan-To-Value and Average Debt-Service Coverage Ratios (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounts, Notes, Loans and Financng Receivable [Line Items]
% of Gross Mortgage Loans	70.00%
2020	$ 0.0
2019	0.0
2018	6.3
2017	9.5
2016	6.0
Prior	22.2
Total	44.0
Fixed maturity securities on deposit with various governmental authorities	345.3	$ 370.1
Fixed maturity securities
Accounts, Notes, Loans and Financng Receivable [Line Items]
Fixed maturity securities on deposit with various governmental authorities	7.1	6.5
Debt-service coverage ratios, Greater than 2.0
Accounts, Notes, Loans and Financng Receivable [Line Items]
2020	0.0
2019	0.0
2018	0.0
2017	9.5
2016	6.0
Prior	9.0
Total	24.5
Debt-service coverage ratios, 1.5 to 2.0
Accounts, Notes, Loans and Financng Receivable [Line Items]
2020	0.0
2019	0.0
2018	0.0
2017	0.0
2016	0.0
Prior	7.2
Total	7.2
Debt-service coverage ratios, 1.0 to 1.5
Accounts, Notes, Loans and Financng Receivable [Line Items]
2020	0.0
2019	0.0
2018	6.3
2017	0.0
2016	0.0
Prior	6.0
Total	12.3
Loan-to-value ratio, 70% and less
Accounts, Notes, Loans and Financng Receivable [Line Items]
2020	0.0
2019	0.0
2018	6.3
2017	9.5
2016	6.0
Prior	22.2
Total	44.0
Commercial mortgage loans | Minimum
Accounts, Notes, Loans and Financng Receivable [Line Items]
Carrying Value	0.1	0.2
Commercial mortgage loans | Maximum
Accounts, Notes, Loans and Financng Receivable [Line Items]
Carrying Value	$ 7.8	$ 8.0
Investment portfolio
Accounts, Notes, Loans and Financng Receivable [Line Items]
Percent of total	100.00%
Investment portfolio | Debt-service coverage ratios, Greater than 2.0
Accounts, Notes, Loans and Financng Receivable [Line Items]
Percent of total	55.70%
Investment portfolio | Debt-service coverage ratios, 1.5 to 2.0
Accounts, Notes, Loans and Financng Receivable [Line Items]
Percent of total	16.40%
Investment portfolio | Debt-service coverage ratios, 1.0 to 1.5
Accounts, Notes, Loans and Financng Receivable [Line Items]
Percent of total	27.90%
Investment portfolio | Loan-to-value ratio, 70% and less
Accounts, Notes, Loans and Financng Receivable [Line Items]
Percent of total	100.00%
Geographic concentration risk | California, Alabama and Utah | Investment portfolio | Commercial mortgage loans
Accounts, Notes, Loans and Financng Receivable [Line Items]
Percent of total	49.00%